Borrowings - Short-term and long-term borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Short-Term Debt [Abstract]
Short-term bank borrowings	¥ 109,900
Long-term bank borrowings, current portion	1,782
Total	111,682	$ 15,730	¥ 0
Long-Term Debt, Unclassified [Abstract]
Long-term bank borrowings	¥ 285,898	$ 40,268	¥ 18,472